DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
The partnership’s activities expose it to a variety of financial risks, including market risk (currency risk, interest rate risk, commodity risk and other price risks), credit risk and liquidity risk. The partnership selectively uses derivative financial instruments principally to manage these risks.
The following tables summarizes the aggregate notional amounts of the partnership’s derivative positions as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	2024	2023
Foreign exchange contracts	$4,868	$5,518
Cross currency swaps	668	696
Interest rate derivatives	13,611	13,246
	$19,147	$19,460

Commodity instruments	2024	2023
Oil based fuel (bbl - millions)(1)	—	15.14
Natural gas (mcf - millions)	69.08	49.39
Lead (metric tons)	74,193	79,644
Tin (metric tons)	1,908	2,300
Polypropylene (metric tons)	22,214	25,451
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(1)The partnership completed the disposition of its road fuels operation during the third quarter of 2024 and accordingly deconsolidated its derivative contracts related to Oil based fuel. See Note 9 for additional information.
Foreign exchange contracts
The following table presents the notional amounts and average exchange rates for foreign exchange contracts held by the partnership as at December 31, 2024 and 2023. The notional amounts as at December 31, 2024 and 2023 include both buy and sell contracts.

	Notional amount		Average exchange rate
(US$ MILLIONS, except as noted)	2024	2023	2024	2023
Foreign exchange contracts
Australian dollars	$760	$420	1.51	1.50
Brazilian real	478	1,350	5.64	5.35
British pounds	12	146	0.80	0.78
Canadian dollars	2,633	2,085	1.39	1.32
Euros	324	521	0.98	0.89
Indian rupees	383	277	86.98	84.32
U.S dollars	42	466	1.00	1.00
Other	236	253
	$4,868	$5,518
Other Information Regarding Derivative Financial Instruments
The following table presents the notional amounts underlying the partnership’s derivative instruments by term to maturity as at December 31, 2024 and the comparative notional amounts as at December 31, 2023, for both derivatives that are classified as FVTPL and derivatives that qualify for hedge accounting:

	2024				2023
(US$ MILLIONS)	< 1 Year	1-5 Years	5+ Years	Total notional amount	Total notional amount
Fair value through profit or loss
Foreign exchange contracts	$1,886	$190	$71	$2,147	$3,098
Cross currency swaps	28	45	103	176	209
Interest rate derivatives	—	3,129	—	3,129	46
Designated for hedge accounting
Foreign exchange contracts	685	2,036	—	2,721	2,420
Cross currency swaps	16	476	—	492	487
Interest rate derivatives	1,962	8,520	—	10,482	13,200
	$4,577	$14,396	$174	$19,147	$19,460